Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (99,982,451)	$ (13,928,624)	¥ (433,464,871)	¥ (145,479,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income taxes expense (benefit)	(4,312,310)	(600,751)	(21,728,608)	1,133,504
Depreciation of property, plant and equipment	29,733,103	4,142,139	35,373,927	29,735,024
Amortization of intangible assets	6,918,505	963,822	6,811,456	6,952,783
Loss on disposal of property, plant and equipment	9,777,030	1,362,045	13,135
Provision for impairment of property, plant and equipment	17,801,862	2,479,990	80,236,996
Provision for impairment of intangible assets	10,384,000	1,446,602
Provision for impairment of other non- current assets	5,638,970	785,569
Share-based compensation	13,557,214	1,888,665	9,789,686	3,505,001
Bad debt provision of accounts receivable	2,890,210	402,637	4,987,206	10,750,949
Write-down (reversal) of inventories to net realizable value			68,221,017	(723,583)
Non-cash lease expense	3,142,729	437,816	4,778,623	4,423,612
Fair value changes of warrant liability	(1,149,792)	(160,178)	(4,458,844)	(21,358)
Changes in operating assets and liabilities:
Inventories	(24,169,290)	(3,367,040)	(86,262,667)	(18,151,804)
Accounts receivable	(59,645,734)	(8,309,288)	13,903,295	(165,247,635)
Prepaid expenses and other current assets	7,468,933	1,040,502	(5,289,535)	8,992,573
Accounts payable	(18,223,019)	(2,538,661)	(12,664,691)	49,628,389
Accrued expenses and other liabilities	(10,902,919)	(1,518,896)	53,220,366	43,029,496
Deferred government grants	(4,632,215)	(645,317)	(3,606,570)	(6,447,010)
Operating lease liabilities	(5,276,553)	(735,080)	(5,089,524)	(4,550,232)
Net cash used in operating activities	(120,981,727)	(16,854,048)	(295,229,603)	(182,469,396)
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment	852,114	118,709		68,001
Purchases of property, plant and equipment	(12,708,614)	(1,770,446)	(44,250,714)	(52,758,124)
Purchases of intangible assets	(5,150,000)	(717,450)		(4,291,597)
Net cash used in investing activities	(17,006,500)	(2,369,187)	(44,250,714)	(56,981,720)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			284,196,000
Proceeds from business combination				252,457,329
Offering cost				(35,884,661)
Proceeds from bank loans and other borrowings	334,817,619	46,643,674	337,851,075	247,387,392
Repayment of bank loans and other borrowings	(338,398,565)	(47,142,538)	(416,785,723)	(146,510,134)
Net cash provided by (used in) financing activities	(3,580,946)	(498,864)	205,261,352	317,449,926
Effect of foreign exchange rate on cash	2,502,908	348,682	10,400,371	21,303,512
Net (decrease) increase in cash	(139,066,265)	(19,373,417)	(123,818,594)	99,302,322
Cash and restricted cash at the beginning of the year	246,551,231	34,347,222	370,369,825	271,067,503
Cash and restricted cash at the end of the year	107,484,966	14,973,805	246,551,231	370,369,825
Supplemental disclosures of cash flow information:
Income taxes paid	3,365,438	468,841
Interest paid	23,222,931	3,235,203	30,131,238	27,289,057
Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares				137,991,697
Operating right-of-use assets recognized for related operating lease liabilities			829,703	331,218
Equity transaction from warrants				(8,870,007)
Equity transaction from preferred shares				¥ 1,636,897,084